LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Obligation Maturities (Details) - Landfill closure and post-closure obligations - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	$ 1,170.5	$ 1,050.4	$ 952.2
Less than 1 year
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	44.0
Between 1-2 years
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	131.6
Between 2-5 years
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	243.4
Over 5 years
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	$ 751.5